Schedule of assumptions of defined benefit obligation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Current service cost	$ 11	$ 21
Net interest on liabilities		11
Net benefits expense	11	32
Defined benefit obligation beginning balance	289	203
Current service cost	11	21
Net interest on liabilities		11
Acturial loss		54
Defined benefit obligation ending balance	$ 300	$ 289